RECLAMATION BONDS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about reclamation bonds [Table Text Block]
	December 31, 2018	December 31, 2017
Sweden - various properties	$12,493	$12,625
Turkey - various properties	6,123	5,669
U.S.A - various properties	424,983	497,454
Total	$443,599	$515,748